Schedule of Stock Options Granted (Details) - $ / shares		1 Months Ended	3 Months Ended		11 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 12, 2022	Dec. 12, 2021	Dec. 31, 2022	Dec. 31, 2021
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor		Successor	Predecessor
Expected term (years)			6 years
Expected dividends			0.00%
Predecessor [Member]
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor	Predecessor			Predecessor
Fair value of common stock on date of grant				$ 3.00				$ 3.25
Expected dividends				0.00%	0.00%			0.00%
Minimum [Member]
Fair value of common stock on date of grant			$ 2.11
Risk free interest rate			3.53%
Expected volatility			120.00%
Minimum [Member] | Predecessor [Member]
Fair value of common stock on date of grant					$ 2.27
Risk free interest rate				1.68%	1.68%			0.66%
Expected term (years)				3 years 6 months 10 days	3 years 6 months 10 days			5 years
Expected volatility				111.00%	111.00%			118.00%
Maximum [Member]
Fair value of common stock on date of grant			$ 2.23
Risk free interest rate			4.27%
Expected volatility			122.00%
Maximum [Member] | Predecessor [Member]
Fair value of common stock on date of grant					$ 3.00
Risk free interest rate				2.42%	3.01%	1.26%
Expected term (years)				6 years	6 years	6 years
Expected volatility				119.00%	119.00%			125.00%